EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

17. EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows:

	Years ended December 31,
	2009	2010	2011
Net income (loss) attributed to holder of common shares	$(71,903,667)	$168,996,086	$332,964

Net income (loss) adjusted for dilutive securities	(71,903,667)	168,996,086	332,964
Weighted-average number of common shares outstanding—basic	147,553,679	172,870,921	173,496,901
Dilutive effect of non-vested shares	—	2,240,810	373,261

Weighted-average number of common shares outstanding—diluted	147,553,679	175,111,731	173,870,162
Basic earnings (loss) per share	$(0.49)	$0.98	$0.00
Diluted earnings (loss) per share	$(0.49)	$0.97	$0.00

Diluted earnings per share excludes10,830,075, nil and 23,918,618   common shares issuable upon the assumed conversion of the convertible debt, share options and restricted shares for the year ended December 31, 2009, 2010 and 2011, respectively, as their effect would have been anti-dilutive.

In 2010 and 2011, the Company issued 750,500 and 40,000 ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise, respectively. No consideration was received by the Company for this issuance of ordinary shares.  These ordinary shares are legally issued but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.